UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

The Managers Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31

Date of reporting period: June 1, 2013 – November 30, 2013

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT
Managers Funds

November 30, 2013

Managers Cadence Capital Appreciation Fund
Investor Class: MPAFX	Service Class: MCFYX	Institutional Class: MPCIX

Managers Cadence Mid-Cap Fund
Investor Class: MCMAX	Service Class: MCMYX	Institutional Class: MCMFX

Managers Cadence Emerging Companies Fund
Service Class: MECAX	Institutional Class: MECIX
(formerly Administrative Class)

SAR065-1113

Managers Funds

Semi-Annual Report—November 30, 2013 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
Managers Cadence Capital Appreciation Fund	5
Managers Cadence Mid-Cap Fund	8
Managers Cadence Emerging Companies Fund	11

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	14

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	16
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	18
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	19
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	20
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	28

NOTES TO FINANCIAL STATEMENTS	29
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	37

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2013	Expense Ratio for the Period	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During the Period*
Managers Cadence Capital Appreciation Fund
Investor Class
Based on Actual Fund Return	1.12%	$1,000	$1,121	$5.96
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,019	$5.67
Service Class
Based on Actual Fund Return	0.97%	$1,000	$1,122	$5.16
Hypothetical (5% return before expenses)	0.97%	$1,000	$1,020	$4.91
Institutional Class
Based on Actual Fund Return	0.72%	$1,000	$1,123	$3.83
Hypothetical (5% return before expenses)	0.72%	$1,000	$1,021	$3.65
Managers Cadence Mid-Cap Fund
Investor Class
Based on Actual Fund Return	1.12%	$1,000	$1,135	$5.99
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,019	$5.67
Service Class
Based on Actual Fund Return	0.97%	$1,000	$1,136	$5.19
Hypothetical (5% return before expenses)	0.97%	$1,000	$1,020	$4.91
Institutional Class
Based on Actual Fund Return	0.72%	$1,000	$1,137	$3.86
Hypothetical (5% return before expenses)	0.72%	$1,000	$1,021	$3.65
Managers Cadence Emerging Companies Fund
Service Class
Based on Actual Fund Return	1.67%	$1,000	$1,213	$9.26
Hypothetical (5% return before expenses)	1.67%	$1,000	$1,017	$8.44
Institutional Class
Based on Actual Fund Return	1.42%	$1,000	$1,211	$7.87
Hypothetical (5% return before expenses)	1.42%	$1,000	$1,018	$7.18

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Fund Performance

Periods ended November 30, 2013 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended November 30, 2013.

	Six
Average Annual Total Returns[1]	Months*	One Year	Five Years	Ten Years
Managers Cadence Capital Appreciation Fund[2,3,4,5,6]
Investor Class	12.13%	27.36%	14.44%	5.48%
Service Class	12.21%	27.53%	14.61%	5.64%
Institutional Class	12.30%	27.82%	14.89%	5.90%
Russell 1000® Growth Index[7]	13.89%	29.74%	20.14%	7.89%
Managers Cadence Mid-Cap Fund[2,4,6,8]
Investor Class	13.52%	27.23%	17.23%	7.23%
Service Class	13.61%	27.42%	17.41%	7.39%
Institutional Class	13.72%	27.73%	17.70%	7.66%
Russell Midcap® Growth Index[9]	13.28%	33.91%	23.49%	9.55%
Managers Cadence Emerging Companies Fund[2,4,6,10]
Service Class[11]	21.13%	44.42%	26.02%	8.56%
Institutional Class	21.26%	44.79%	26.35%	8.83%
Russell Microcap® Growth Index[12]	22.24%	50.47%	24.19%	6.60%
Russell 2000® Growth Index[13]	18.83%	44.47%	23.38%	9.23%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com. Current net asset values per share for each Fund are available on the Funds’ Web site at www.managersinvest.com

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors Inc., member FINRA.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2013. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[4]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[5]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
[6]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
[7]	The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.
[8]	The Fund is subject to risks associated with investments in mid-capitalization companies such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[9]	The Russell Midcap® Growth Index measures the performance of the Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.
[10]	The Fund is subject to risks associated with investments in small-capitalization companies such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[11]	As of October 1, 2013 the Fund’s Administrative Class shares were renamed Service Class shares.

Fund Performance

Periods ended November 30, 2013 (continued)

[12]	The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.
[13]	The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Index is unmanaged, is not available for Investment, and does not incur expenses.

The Russell 1000® Growth Index, Russell MidCap® Growth Index, Russell Microcap® Growth Index and Russell 2000® Growth Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers Cadence Capital Appreciation Fund

Fund Snapshots

November 30, 2013

Portfolio Breakdown (unaudited)

	Managers Cadence Capital	Russell 1000®
Industry	Appreciation Fund**	Growth Index
Information Technology	35.2%	26.6%
Consumer Discretionary	17.0%	20.1%
Health Care	13.2%	12.3%
Consumer Staples	9.8%	12.2%
Industrials	9.6%	12.3%
Financials	8.7%	5.3%
Energy	5.2%	4.5%
Materials	0.7%	4.5%
Telecommunication Services	0.0%	2.0%
Utilities	0.0%	0.2%
Other Assets and Liabilities	0.6%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

% of
Security Name	Net Assets
Apple, Inc.*	4.7%
Google, Inc., Class A*	4.0
Microsoft Corp.*	3.8
International Business Machines Corp.*	3.6
Oracle Corp.*	3.4
Coca-Cola Co., The*	2.8
Philip Morris International, Inc.*	2.5
QUALCOMM, Inc.*	2.3
Visa, Inc., Class A	2.2
Honeywell International, Inc.	1.8

Top Ten as a Group	31.1%

*	Top Ten Holding at May 31, 2013

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments

November 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 99.4%
Consumer Discretionary - 17.0%
Bed Bath & Beyond, Inc.*	27,348	$2,133,964
Coach, Inc.	27,225	1,576,328
Gap, Inc., The	66,250	2,714,262
Harley-Davidson, Inc.	22,935	1,537,104
L Brands, Inc.	22,237	1,445,183
Mattel, Inc.	33,570	1,553,284
Nordstrom, Inc.	45,716	2,843,992
Omnicom Group, Inc.	35,413	2,530,259
PetSmart, Inc.	29,070	2,154,378
priceline.com, Inc.*	1,457	1,737,225
PulteGroup, Inc.	53,470	1,003,097
Scripps Networks Interactive, Inc., Class A	20,060	1,496,275
Starbucks Corp.	29,553	2,407,387
Starwood Hotels & Resorts Worldwide, Inc.	27,920	2,079,482
TJX Cos., Inc.	32,608	2,050,391
Walt Disney Co., The	40,650	2,867,451
Total Consumer Discretionary		32,130,062
Consumer Staples - 9.8%
Coca-Cola Co., The	134,031	5,386,706
Costco Wholesale Corp.	21,318	2,673,917
CVS Caremark Corp.	47,624	3,188,903
Mondelez International, Inc., Class A	76,000	2,548,280
Philip Morris International, Inc.	55,092	4,712,570
Total Consumer Staples		18,510,376
Energy - 5.2%
Anadarko Petroleum Corp.	20,715	1,839,906
Chevron Corp.	18,224	2,231,347
Halliburton Co.	40,907	2,154,981
National Oilwell Varco, Inc.	22,817	1,859,585
Occidental Petroleum Corp.	18,488	1,755,620
Total Energy		9,841,439
Financials - 8.7%
American Tower Corp.	36,800	2,861,936
JPMorgan Chase & Co.	57,131	3,269,036
Marsh & McLennan Cos., Inc.	40,780	1,935,011
Northern Trust Corp.	53,121	3,133,608
T. Rowe Price Group, Inc.	30,259	2,434,639
Wells Fargo & Co.	63,505	2,795,490
Total Financials		16,429,720
Health Care - 13.2%
Abbott Laboratories	70,157	2,679,296
Agilent Technologies, Inc.	26,528	1,421,105

	Shares	Value
Amgen, Inc.	24,460	$2,790,397
Becton, Dickinson and Co.	17,270	1,875,349
Cardinal Health, Inc.	27,993	1,808,348
Covidien PLC	24,282	1,657,489
Express Scripts Holding Co.*	45,080	3,036,138
Intuitive Surgical, Inc.*	4,888	1,842,287
Johnson & Johnson	31,146	2,948,280
Medtronic, Inc.	42,870	2,457,308
Stryker Corp.	34,124	2,539,508
Total Health Care		25,055,505
Industrials - 9.6%
Chicago Bridge & Iron Co., N.V.	24,938	1,912,246
Honeywell International, Inc.	38,537	3,410,910
Ingersoll-Rand PLC	28,680	2,048,326
Joy Global, Inc.[1]	38,142	2,157,312
PACCAR, Inc.	32,542	1,864,982
Parker Hannifin Corp.	17,365	2,046,292
Rockwell Automation, Inc.	13,210	1,500,392
United Parcel Service, Inc., Class B	31,790	3,254,660
Total Industrials		18,195,120
Information Technology - 35.2%
Accenture PLC, Class A	38,719	2,999,561
Adobe Systems, Inc.*	28,732	1,631,403
Apple, Inc.	15,904	8,843,737
EMC Corp.	80,882	1,929,036
Google, Inc., Class A*	7,194	7,622,690
Intel Corp.	79,860	1,903,862
International Business Machines Corp.	38,452	6,909,055
Intuit, Inc.	29,393	2,181,842
MasterCard, Inc., Class A	2,600	1,978,106
Microsoft Corp.	188,407	7,183,959
Oracle Corp.	180,650	6,375,139
Paychex, Inc.	35,756	1,563,610
QUALCOMM, Inc.	57,999	4,267,566
Red Hat, Inc.*	46,431	2,175,292
Teradata Corp.*	28,456	1,298,732
VeriSign, Inc.*	37,060	2,107,232
Visa, Inc., Class A	20,082	4,085,884
VMware, Inc., Class A*	19,478	1,570,511
Total Information Technology		66,627,217
Materials - 0.7%
CF Industries Holdings, Inc.	6,111	1,328,409
Total Common Stocks (cost $158,325,620)		188,117,848

The accompanying notes are an integral part of these financial statements.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 1.4%
Repurchase Agreements - 0.9%[2]
Deutsche Bank Securities, Inc., dated 11/29/13, due 12/02/13, 0.090%, total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 04/24/14 - 11/20/43, totaling $1,020,000)	$1,000,000	$1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 11/29/13, due 12/02/13, 0.080%, total to be received $630,555 (collateralized by various U.S. Government Agency Obligations, 1.350% - 4.670%, 11/01/19 - 12/01/44, totaling $643,162)	630,551	630,551
Total Repurchase Agreements		1,630,551

	Shares	Value
Other Investment Companies - 0.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	974,323	$974,323
Total Short-Term Investments (cost $2,604,874)		2,604,874
Total Investments - 100.8% (cost $160,930,494)		190,722,722
Other Assets, less Liabilities - (0.8)%		(1,575,073)
Net Assets - 100.0%		$189,147,649

The accompanying notes are an integral part of these financial statements.

Managers Cadence Mid-Cap Fund

Fund Snapshots

November 30, 2013

Portfolio Breakdown (unaudited)

Industry	Managers Cadence Mid-Cap Fund**	Russell Midcap® Growth Index
Consumer Discretionary	37.2%	25.3%
Industrials	15.0%	14.9%
Information Technology	13.9%	16.1%
Health Care	11.7%	13.3%
Materials	6.5%	5.8%
Energy	6.2%	5.9%
Financials	5.3%	8.3%
Consumer Staples	4.8%	8.2%
Telecommunication Services	0.0%	1.5%
Utilities	0.0%	0.7%
Other Assets and Liabilities	(0.6)%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Tribune Co.	2.3%
Fossil Group, Inc.	2.3
Alkermes PLC	2.2
Tiffany & Co.	2.2
United Continental Holdings, Inc.	2.2
DISH Network Corp., Class A	2.1
Pitney Bowes, Inc.	2.1
Michael Kors Holdings, Ltd.*	2.1
Discovery Communications, Inc., Class A	2.0
Sealed Air Corp.	2.0

Top Ten as a Group	21.5%

*	Top Ten Holding at May 31, 2013

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments

November 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 100.6%
Consumer Discretionary - 37.2%
AMC Networks, Inc., Class A*	92,770	$5,954,906
Bloomin’ Brands, Inc.*	135,430	3,548,266
Chipotle Mexican Grill, Inc.*	12,730	6,668,738
Ctrip.com International, Ltd., ADR*	100,870	4,819,569
Delphi Automotive PLC	69,850	4,089,717
Dick’s Sporting Goods, Inc.	95,180	5,379,574
Discovery Communications, Inc., Class A*	82,710	7,218,102
DISH Network Corp., Class A	139,200	7,539,072
Extended Stay America, Inc.*	146,090	3,678,546
Foot Locker, Inc.	104,910	4,079,950
Fossil Group, Inc.*	62,700	7,979,829
Gap, Inc., The	168,600	6,907,542
HSN, Inc.	94,900	5,447,260
Jarden Corp.*	91,480	5,144,835
Mattel, Inc.	78,750	3,643,762
Michael Kors Holdings, Ltd.*	91,208	7,438,012
PetSmart, Inc.	46,310	3,432,034
PulteGroup, Inc.	100,761	1,890,276
Scripps Networks Interactive, Inc., Class A	65,880	4,913,989
Sirius XM Holdings, Inc.	1,407,380	5,305,823
Starwood Hotels & Resorts Worldwide, Inc.	47,340	3,525,883
Tiffany & Co.	85,140	7,589,380
Tribune Co.*	110,040	8,197,980
Tupperware Brands Corp.	74,510	6,805,743
Total Consumer Discretionary		131,198,788
Consumer Staples - 4.8%
Beam, Inc.	79,090	5,340,948
Herbalife, Ltd.[1]	76,740	5,347,243
Lorillard, Inc.	54,320	2,788,246
Molson Coors Brewing Co., Class B	64,460	3,395,108
Total Consumer Staples		16,871,545
Energy - 6.2%
Anadarko Petroleum Corp.	78,080	6,935,066
Murphy Oil Corp.	75,780	4,920,395
Oceaneering International, Inc.	91,380	7,053,622
Whiting Petroleum Corp.*	51,040	3,082,816
Total Energy		21,991,899
Financials - 5.3%
Apollo Global Management LLC, Class A	171,830	5,187,548
CBL & Associates Properties, Inc.	339,950	6,139,497
T. Rowe Price Group, Inc.	47,880	3,852,425
Taubman Centers, Inc.	54,490	3,562,556
Total Financials		18,742,026
Health Care - 11.7%
Alexion Pharmaceuticals, Inc.*	31,572	3,930,714

	Shares	Value
Alkermes PLC*	192,960	$7,791,725
Bruker Corp.*	201,300	3,893,142
Cardinal Health, Inc.	49,010	3,166,046
HCA Holdings, Inc.	132,120	6,133,010
Mettler-Toledo International, Inc.*	20,290	5,002,905
Patterson Cos., Inc.	114,290	4,741,892
Perrigo Co.	41,830	6,520,879
Total Health Care		41,180,313
Industrials - 15.0%
Alaska Air Group, Inc.	81,160	6,309,378
Equifax, Inc.	71,430	4,809,382
Fortune Brands Home & Security, Inc.	144,600	6,304,560
Lennox International, Inc.	55,800	4,597,920
Masco Corp.	191,730	4,298,587
Pall Corp.	62,070	5,195,259
Pitney Bowes, Inc.	324,480	7,518,202
Terex Corp.*	48,330	1,755,346
TransDigm Group, Inc.	29,900	4,679,948
United Continental Holdings, Inc.*	193,320	7,587,810
Total Industrials		53,056,392
Information Technology - 13.9%
3D Systems Corp.*	35,870	2,695,989
Analog Devices, Inc.	79,100	3,814,202
IAC/InterActiveCorp	61,350	3,509,833
Intuit, Inc.	61,560	4,569,599
Skyworks Solutions, Inc.*	265,960	7,071,876
Stratasys, Ltd.*	29,902	3,521,559
Tableau Software, Inc., Class A*	83,330	5,461,448
Vantiv, Inc., Class A*	181,403	5,496,511
VeriSign, Inc.*	108,360	6,161,350
Workday, Inc., Class A*	84,720	6,976,692
Total Information Technology		49,279,059
Materials - 6.5%
Celanese Corp., Class A	60,612	3,402,152
Cliffs Natural Resources, Inc.[1]	126,810	3,171,518
Eagle Materials, Inc.	45,327	3,535,506
Sealed Air Corp.	222,830	7,155,071
Sigma-Aldrich Corp.	65,350	5,635,784
Total Materials		22,900,031
Total Common Stocks (cost $320,919,987)		355,220,053

The accompanying notes are an integral part of these financial statements.

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 1.6%
Repurchase Agreements - 1.6%[2]
BNP Paribas Securities Corp., dated 11/29/13, due 12/02/13, 0.080%, total to be received $1,363,163 (collateralized by various U.S. Government Agency Obligations, 3.000% - 5.000%, 02/01/27 - 10/01/43, totaling $1,390,417)	$1,363,154	$1,363,154
Citigroup Global Markets, Inc., dated 11/29/13, due 12/02/13, 0.090%, total to be received $1,363,164 (collateralized by various U.S. Government Agency Obligations, 0.500% - 8.000%, 11/01/14 - 07/15/53, totaling $1,390,417)	1,363,154	1,363,154
Deutsche Bank Securities, Inc., dated 11/29/13, due 12/02/13, 0.090%, total to be received $1,363,164 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 04/24/14 - 11/20/43, totaling $1,390,417)	1,363,154	1,363,154
JP Morgan Securities LLC, dated 11/29/13, due 12/02/13, 0.070%, total to be received $286,958 (collateralized by various U.S. Government Agency Obligations, 0.625% - 3.625%, 01/15/25 - 02/15/43, totaling $292,696)	286,956	286,956

	Principal Amount	Value
RBC Capital Markets LLC, dated 11/29/13, due 12/02/13, 0.080%, total to be received $1,363,163 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.500%, 01/31/14 - 10/01/43, totaling $1,390,418)	$1,363,154	$1,363,154
Total Repurchase Agreements		5,739,572
Total Short-Term Investments (cost $5,739,572)		5,739,572
Total Investments - 102.2% (cost $326,659,559)		360,959,625
Other Assets, less Liabilities - (2.2)%		(7,939,208)
Net Assets - 100.0%		$353,020,417

The accompanying notes are an integral part of these financial statements.

Managers Cadence Emerging Companies Fund

Fund Snapshots

November 30, 2013

Portfolio Breakdown (unaudited)

Industry	Managers Cadence Emerging Companies Fund**	Russell Microcap® Growth Index	Russell 2000® Growth Index
Information Technology	22.0%	20.4%	24.2%
Consumer Discretionary	17.7%	15.2%	16.9%
Health Care	15.7%	31.6%	21.3%
Industrials	12.8%	12.3%	15.5%
Financials	10.9%	5.6%	7.3%
Consumer Staples	7.8%	3.7%	4.9%
Materials	4.0%	3.8%	5.1%
Energy	3.7%	3.2%	3.8%
Telecommunication Services	0.8%	3.7%	0.9%
Utilities	0.0%	0.5%	0.1%
Other Assets and Liabilities	4.6%	0.0%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Repligen Corp.	1.4%
Sucampo Pharmaceuticals, Inc., Class A	1.3
Cavco Industries, Inc.	1.3
Blucora, Inc.	1.3
Pzena Investment Management, Inc., Class A	1.2
Franklin Covey Co.	1.2
Bryn Mawr Bank Corp.	1.2
Inphi Corp.	1.2
Zix Corp.	1.2
Reis, Inc.	1.2

Top Ten as a Group	12.5%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments

November 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 95.4%
Consumer Discretionary - 17.7%
Carmike Cinemas, Inc.*	21,110	$505,373
Carriage Services, Inc.	29,070	545,644
Cavco Industries, Inc.*	9,460	638,266
Citi Trends, Inc.*	22,690	374,612
Crown Crafts, Inc.	60,582	484,656
Del Frisco’s Restaurant Group, Inc.*	24,060	509,350
Denny’s Corp.*	80,220	577,584
Fuel Systems Solutions, Inc.*	22,230	303,662
Gentherm, Inc.*	23,370	564,619
Gray Television, Inc.*	42,950	526,137
Jamba, Inc.*	40,351	476,142
Joe’s Jeans, Inc.*	329,630	395,556
Johnson Outdoors, Inc., Class A	16,570	474,565
Kona Grill, Inc.*	18,610	294,596
MarineMax, Inc.*	32,121	504,942
RG Barry Corp.	26,230	503,616
Tower International, Inc.*	23,120	496,849
Winnebago Industries, Inc.*	18,230	564,401
Total Consumer Discretionary		8,740,570
Consumer Staples - 7.8%
Chefs’ Warehouse, Inc., The*	19,859	509,582
Female Health Co., The	42,250	387,010
Inventure Foods, Inc.*	19,800	253,242
Lifeway Foods, Inc.	17,180	259,762
Medifast, Inc.*	16,480	446,443
Natural Grocers by Vitamin Cottage, Inc.*,1	10,650	391,707
Orchids Paper Products Co.	16,700	546,758
Pantry, Inc., The*	34,070	490,267
WD-40 Co.	7,340	552,408
Total Consumer Staples		3,837,179
Energy - 3.7%
RigNet, Inc.*	13,340	566,683
Triangle Petroleum Corp.*	38,630	410,251
Vaalco Energy, Inc.*	65,110	393,915
Willbros Group, Inc.*	49,382	433,080
Total Energy		1,803,929
Financials - 10.9%
Bryn Mawr Bank Corp.	19,440	588,643
eHealth, Inc.*	7,050	319,436
Hallmark Financial Services, Inc.*	54,270	515,565
HCI Group, Inc.[1]	11,110	553,167
HFF, Inc., Class A	22,380	573,376
MicroFinancial, Inc.	53,740	477,749
Preferred Bank*	3,245	66,003
Pzena Investment Management, Inc., Class A	63,410	596,688

	Shares	Value
Regional Management Corp.*	15,321	$515,245
Silvercrest Asset Management Group, Inc., Class A	6,141	97,642
United Insurance Holdings Corp.	51,884	522,991
Wilshire Bancorp, Inc.	49,860	527,020
Total Financials		5,353,525
Health Care - 15.7%
Antares Pharma, Inc.*,1	122,960	484,462
BioScrip, Inc.*	37,542	255,661
Cambrex Corp.*	24,920	485,940
Derma Sciences, Inc.*	29,230	339,068
Dyax Corp.*	32,930	279,905
Harvard Bioscience, Inc.*	110,620	504,427
Healthways, Inc.*	26,310	368,603
LHC Group, Inc.*	23,110	548,862
MGC Diagnostics Corp.	21,270	270,554
National Research Corp., Class A*	17,997	329,525
National Research Corp., Class B1	2,999	102,536
PhotoMedex, Inc.*	28,790	350,662
Psychemedics Corp.	30,100	413,875
Repligen Corp.*	52,557	707,943
Sagent Pharmaceuticals, Inc.*	10,480	238,001
Sharps Compliance Corp.*	38,890	183,172
Simulations Plus, Inc.	52,677	264,439
Sucampo Pharmaceuticals, Inc., Class A*	87,970	654,497
Synergetics USA, Inc.*	116,010	476,801
US Physical Therapy, Inc.	15,060	508,426
Total Health Care		7,767,359
Industrials - 12.8%
American Woodmark Corp.*	15,160	547,049
Ceco Environmental Corp.	26,011	414,355
Cenveo, Inc.*	150,570	516,455
Coleman Cable, Inc.	19,890	488,300
Comfort Systems USA, Inc.	27,220	558,010
Franklin Covey Co.*	28,978	589,702
Insperity, Inc.	12,547	442,282
Insteel Industries, Inc.	22,800	453,036
Marten Transport, Ltd.	26,060	506,346
Patrick Industries, Inc.*	13,674	427,312
Taser International, Inc.*	25,930	445,737
Thermon Group Holdings, Inc.*	15,979	460,195
US Ecology, Inc.	12,570	483,694
Total Industrials		6,332,473
Information Technology - 22.0%
Actuate Corp.*	61,130	480,482
Ambarella, Inc.*	22,280	552,544
Blucora, Inc.*	21,400	622,312
Brightcove, Inc.*	39,950	568,488

The accompanying notes are an integral part of these financial statements.

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.0% (continued)
CalAmp Corp.*	18,782	$468,423
Carbonite, Inc.*	35,223	436,765
Datalink Corp.*	23,546	246,527
eGain Corp.*	38,610	444,401
Exar Corp.*	36,040	441,490
Global Cash Access Holdings, Inc.*	56,960	555,360
Inphi Corp.*	47,035	587,938
Integrated Silicon Solution, Inc.*	37,250	441,040
Lionbridge Technologies, Inc.*	93,180	530,194
NetSol Technologies, Inc.*	56,110	284,478
Perficient, Inc.*	22,540	488,667
Procera Networks, Inc.*	38,160	582,703
Reis, Inc.*	32,710	584,528
SciQuest, Inc.*	20,280	567,029
Stamps.com, Inc.*	9,980	459,779
support.com, Inc.*	107,150	428,600
Travelzoo, Inc.*	22,600	485,448
Zix Corp.*	126,550	585,926
Total Information Technology		10,843,122
Materials - 4.0%
Horsehead Holding Corp.*	37,610	563,022
Landec Corp.*	38,540	452,460
Materion Corp.	13,665	393,005
Synalloy Corp.	34,154	550,221
Total Materials		1,958,708

Telecommunication Services - 0.8%
inContact, Inc.*	51,365	$385,237
Total Common Stocks (cost $39,069,576)		47,022,102

	Principal Amount
Short-Term Investments - 6.4%
Repurchase Agreements - 1.0%[2]
Barclays Capital, dated 11/29/13, due 12/02/13, 0.070%, total to be received $468,612 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.750%, 01/02/14 - 08/15/43, totaling $477,981)	$468,609	468,609

	Shares
Other Investment Companies - 5.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	2,673,982	2,673,982
Total Short-Term Investments (cost $3,142,591)		3,142,591
Total Investments - 101.8% (cost $42,212,167)		50,164,693
Other Assets, less Liabilities - (1.8)%		(863,356)
Net Assets - 100.0%		$49,301,337

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Cadence Capital Appreciation Fund	$164,803,823	$28,004,062	$(2,085,163)	$25,918,899
Managers Cadence Mid-Cap Fund	329,765,956	34,324,657	(3,130,988)	31,193,669
Managers Cadence Emerging Companies Fund	42,298,165	9,369,484	(1,502,956)	7,866,528

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of November 30, 2013, amounting to:

Fund	Market Value	% of Net Assets
Managers Cadence Capital Appreciation Fund	$1,617,955	0.9%
Managers Cadence Mid-Cap Fund	5,596,309	1.6%
Managers Cadence Emerging Companies Fund	457,411	0.9%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the November 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of November 30, 2013: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Cadence Capital Appreciation
Investments in Securities
Common Stocks†	$188,117,848	—	—	$188,117,848
Short-Term Investments
Repurchase Agreements	—	$1,630,551	—	1,630,551
Other Investment Companies	974,323	—	—	974,323

Total Investments in Securities	$189,092,171	$1,630,551	—	$190,722,722

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Cadence Mid-Cap Fund
Investments in Securities
Common Stocks†	$355,220,053	—	—	$355,220,053
Short-Term Investments
Repurchase Agreements	—	$5,739,572	—	5,739,572

Total Investments in Securities	$355,220,053	$5,739,572	—	$360,959,625

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Cadence Emerging Companies
Investments in Securities
Common Stocks†	$47,022,102	—	—	$47,022,102
Short-Term Investments
Repurchase Agreements	—	$468,609	—	468,609
Other Investment Companies	2,673,982	—	—	2,673,982

Total Investments in Securities	$49,696,084	$468,609	—	$50,164,693

†	All common stocks held in the Fund are level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of November 30, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

November 30, 2013 (unaudited)

	Managers Cadence Capital Appreciation Fund	Managers Cadence Mid-Cap Fund	Managers Cadence Emerging Companies Fund
Assets:
Investments at value* (including securities on loan valued at $1,617,955, $5,596,309, and $457,411, respectively)	$190,722,722	$360,959,625	$50,164,693
Receivable for investments sold	500,693	17,294,470	349,473
Dividends, interest and other receivables	341,745	365,193	32,278
Receivable from affiliate	33,372	15,366	8,331
Receivable for Fund shares sold	6,827	30,136	10,423
Prepaid expenses	33,291	30,756	20,436
Total assets	191,638,650	378,695,546	50,585,634
Liabilities:
Payable to custodian	—	56,845	—
Payable upon return of securities loaned	1,630,551	5,739,572	468,609
Payable for investments purchased	489,520	15,291,664	723,792
Payable for Fund shares repurchased	154,086	4,236,642	9,915
Accrued expenses:
Investment management and advisory fees	69,122	130,679	48,255
Administrative fees	38,401	72,600	9,651
Distribution fees - Investor Class	17,736	26,504	n/a
Shareholder servicing fees - Investor Class	10,642	15,902	n/a
Shareholder servicing fees - Service Class	12,981	7,319	807
Trustees fees and expenses	1,465	5,467	437
Other	66,497	91,935	22,831
Total liabilities	2,491,001	25,675,129	1,284,297
Net Assets	$189,147,649	$353,020,417	$49,301,337
Net Assets Represent:
Paid-in capital	$251,831,646	$322,454,371	$71,086,390
Undistributed net investment income (loss)	1,080,946	554,993	(239,819)
Accumulated net realized loss from investments	(93,557,171)	(4,289,013)	(29,497,760)
Net unrealized appreciation of investments	29,792,228	34,300,066	7,952,526
Net Assets	$189,147,649	$353,020,417	$49,301,337

* Investments at cost	$160,930,494	$326,659,559	$42,212,167

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

November 30, 2013 (continued)

	Managers Cadence Capital Appreciation Fund	Managers Cadence Mid-Cap Fund	Managers Cadence Emerging Companies Fund
Investor Class Shares:
Net Assets	$87,155,546	$128,469,859	n/a
Shares outstanding	3,929,962	3,995,678	n/a
Net asset value, offering and redemption price per share	$22.18	$32.15	n/a
Service Class Shares:
Net Assets	$63,984,769	$33,019,440	$4,110,443
Shares outstanding	2,854,385	1,001,547	126,437
Net asset value, offering and redemption price per share	$22.42	$32.97	$32.51
Institutional Class Shares:
Net Assets	$38,007,334	$191,531,118	$45,190,894
Shares outstanding	1,645,176	5,579,860	1,294,305
Net asset value, offering and redemption price per share	$23.10	$34.33	$34.92

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the six months ended November 30, 2013 (unaudited)

	Managers Cadence Capital Appreciation Fund	Managers Cadence Mid-Cap Fund	Managers Cadence Emerging Companies Fund
Investment Income:
Dividend income	$1,581,328	$2,388,345 [1]	$116,173
Securities Lending fees	48	90,699	1,112
Interest income	—	—	31
Foreign withholding tax	(212)	—	—
Total investment income	1,581,164	2,479,044	117,316
Expenses:
Investment management and advisory fees	409,347	822,939	274,668
Administrative fees	227,414	457,188	54,933
Distribution fees - Investor Class	107,153	164,900	n/a
Shareholder servicing fees - Investor Class	64,292	98,940	n/a
Shareholder servicing fees - Service Class	74,170	56,496	4,446
Reports to shareholders	29,538	30,390	2,639
Transfer agent	26,298	34,618	1,075
Professional fees	21,142	24,617	11,674
Registration fees	20,956	19,467	12,161
Extraordinary expense	11,041	24,964	4,092
Custodian	10,187	18,513	4,847
Trustees fees and expenses	3,876	10,325	375
Miscellaneous	4,383	6,180	956
Total expenses before offsets/reductions	1,009,797	1,769,537	371,866
Expense reimbursements	(98,139)	(107,350)	(51,305)
Expense reductions	(16,666)	(25,233)	(4,334)
Net expenses	894,992	1,636,954	316,227
Net investment income (loss)	686,172	842,090	(198,911)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,755,321	37,202,954	6,168,101
Net change in unrealized appreciation (depreciation) of investments	12,548,939	7,491,116	2,539,302
Net realized and unrealized gain	20,304,260	44,694,070	8,707,403
Net increase in net assets resulting from operations	$20,990,432	$45,536,160	$8,508,492

[1]	Includes non-recurring dividends of $442,910.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended November 30, 2013 (unaudited) and the fiscal year ended May 31,

	Managers Cadence Capital Appreciation Fund		Managers Cadence Mid-Cap Fund		Managers Cadence Emerging Companies Fund
	November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$686,172	$2,492,656	$842,090	$1,667,585	$(198,911)	$(25,432)
Net realized gain on investments	7,755,321	46,066,281	37,202,954	65,004,682	6,168,101	4,523,834
Net change in unrealized appreciation (depreciation) of investments	12,548,939	17,319,273	7,491,116	9,979,286	2,539,302	5,449,458
Net increase in net assets resulting from operations	20,990,432	65,878,210	45,536,160	76,651,553	8,508,492	9,947,860
Distributions to Shareholders:
From net investment income:
Investor Class	—	(2,298,215)	—	(267,485)	n/a	n/a
Service Class	—	(313,075)	—	(162,242)	—	n/a
Institutional Class	—	(416,810)	—	(1,068,302)	—	—
Total distributions to shareholders	—	(3,028,100)	—	(1,498,029)	—	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(12,532,602)	(525,614,424)	(115,752,335)	(189,750,536)	1,486,618	(8,029,981)
Total increase (decrease) in net assets	8,457,830	(462,764,314)	(70,216,175)	(114,597,012)	9,995,110	1,917,879
Net Assets:
Beginning of period	180,689,819	643,454,133	423,236,592	537,833,604	39,306,227	37,388,348
End of period	$189,147,649	$180,689,819	$353,020,417	$423,236,592	$49,301,337	$39,306,227
End of period undistributed net investment income (loss)	$1,080,946	$394,774	$554,993	$(287,097)	$(239,819)	$(40,908)

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Managers Cadence Capital Appreciation Fund*

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2013	For the fiscal year ended May 31,		For the period from July 1, 2010,	For the fiscal year ended June 30,
Investor Class	(unaudited)	2013†	2012	May 31, 2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.78	$16.59	$17.57	$13.34	$11.91	$18.14	$21.00
Income from Investment Operations:
Net investment income[1]	0.06	0.15 [5]	0.04	0.04	0.03	0.04	0.02
Net realized and unrealized gain (loss) on investments[1]	2.34	3.17	(1.01)	4.26	1.43	(6.27)	(0.92)
Total from investment operations	2.40	3.32	(0.97)	4.30	1.46	(6.23)	(0.90)
Less Distributions to Shareholders from:
Net investment income	—	(0.13)	(0.01)	(0.07)	(0.03)	(0.00)#	(0.06)
Net realized gain on investments	—	—	—	—	—	—	(1.90)
Total distributions to shareholders	—	(0.13)	(0.01)	(0.07)	(0.03)	(0.00)#	(1.96)
Net Asset Value, End of Period	$22.18	$19.78	$16.59	$17.57	$13.34	$11.91 [6]	$18.14
Total Return[2]	12.13%[16]	20.12%	(5.50)%	32.23%[7,16]	12.23%	(34.34)%[6]	(5.43)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.11%[8,17]	1.12%[9]	1.11%	1.10%[17]	1.11%	1.11%	1.09%
Ratio of expenses to average net assets (with offsets)	1.13%[8,17]	1.14%[9]	1.12%	1.11%[17]	1.11%	1.11%	1.09%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.23%[8,17]	1.23%[9]	1.21%	1.16%[17]	1.11%	1.11%	1.09%
Ratio of net investment income to average net assets[2]	0.62%[8,17]	0.81%[9]	0.21%	0.30%[17]	0.24%	0.26%	0.08%
Portfolio turnover	25%[16]	79%	163%	75%[7,16]	103%	154%	134%
Net assets at end of period (000’s omitted)	$87,156	$87,419	$68,310	$110,903	$108,395	$157,543	$399,869

Managers Cadence Capital Appreciation Fund*

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2013	For the fiscal year ended May 31,		For the period from July 1, 2010,	For the fiscal year ended June 30,
Service Class	(unaudited)	2013††	2012	to May 31, 2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.99	$16.71	$17.67	$13.40	$11.98	$18.22	$21.11
Income from Investment Operations:
Net investment income[1]	0.08	0.14 [5]	0.06	0.06	0.05	0.06	0.05
Net realized and unrealized gain (loss) on investments[1]	2.35	3.24	(1.01)	4.29	1.43	(6.29)	(0.92)
Total from investment operations	2.43	3.38	(0.95)	4.35	1.48	(6.23)	(0.87)
Less Distributions to Shareholders from:
Net investment income	—	(0.10)	(0.01)	(0.08)	(0.06)	(0.01)	(0.12)
Net realized gain on investments	—	—	—	—	—	—	(1.90)
Total distributions to shareholders	—	(0.10)	(0.01)	(0.08)	(0.06)	(0.01)	(2.02)
Net Asset Value, End of Period	$22.42	$19.99	$16.71	$17.67	$13.40	$11.98 [6]	$18.22
Total Return[2]	12.16%[10,16]	20.31%[10]	(5.38)%	32.47%[7,16]	12.43%	(34.26)%[6]	(5.32)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.96%[8,17]	0.95%[9]	0.96%	0.96%[17]	0.96%	0.96%	0.93%
Ratio of expenses to average net assets (with offsets)	0.98%[8,17]	0.97%[9]	0.97%	0.96%[17]	0.96%	0.96%	0.93%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.08%[8,17]	1.06%[9]	1.06%	1.02%[17]	0.99%	0.96%	0.93%
Ratio of net investment income to average net assets[2]	0.77%[8,17]	0.76%[9]	0.34%	0.43%[17]	0.39%	0.45%	0.24%
Portfolio turnover	25%[16]	79%	163%	75%[7,16]	103%	154%	134%
Net assets at end of period (000’s omitted)	$63,985	$55,735	$67,536	$143,233	$199,889	$245,686	$439,571

Managers Cadence Capital Appreciation Fund*

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2013	For the fiscal year ended May 31,		For the period from July 1, 2010,	For the fiscal year ended June 30,
Institutional Class	(unaudited)	2013†††	2012	to May 31, 2011	2010	2009	2008
Net Asset Value, Beginning of Period	$20.57	$17.21	$18.24	$13.84	$12.36	$18.79	$21.64
Income from Investment Operations:
Net investment income[1]	0.11	0.18 [5]	0.10	0.10	0.09	0.10	0.10
Net realized and unrealized gain (loss) on investments[1]	2.42	3.34	(1.03)	4.42	1.48	(6.51)	(0.95)
Total from investment operations	2.53	3.52	(0.93)	4.52	1.57	(6.41)	(0.85)
Less Distributions to Shareholders from:
Net investment income	—	(0.16)	(0.10)	(0.12)	(0.09)	(0.02)	(0.10)
Net realized gain on investments	—	—	—	—	—	—	(1.90)
Total distributions to shareholders	—	(0.16)	(0.10)	(0.12)	(0.09)	(0.02)	(2.00)
Net Asset Value, End of Period	$23.10	$20.57	$17.21	$18.24	$13.84	$12.36 [6]	$18.79
Total Return[2]	12.30%[16]	20.57%	(5.10)%	32.73%[7,16]	12.67%	(34.08)%[6]	(5.05)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.71%[8,17]	0.70%[9]	0.71%	0.71%[17]	0.71%	0.71%	0.69%
Ratio of expenses to average net assets (with offsets)	0.73%[8,17]	0.72%[9]	0.72%	0.71%[17]	0.71%	0.71%	0.69%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.83%[8,17]	0.81%[9]	0.81%	0.77%[17]	0.71%	0.71%	0.69%
Ratio of net investment income to average net assets[2]	1.02%[8,17]	1.00%[9]	0.58%	0.69%[17]	0.62%	0.71%	0.47%
Portfolio turnover	25%[16]	79%	163%	75%[7,16]	103%	154%	134%
Net assets at end of period (000’s omitted)	$38,007	$37,536	$85,338	$178,990	$187,350	$276,437	$459,142

Managers Cadence Mid-Cap Fund*

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2013	For the fiscal year ended May 31,		For the period from July 1, 2010,	For the fiscal year ended June 30,
Investor Class	(unaudited)	2013†	2012	to May, 2011	2010	2009	2008
Net Asset Value, Beginning of Period	$28.32	$24.10	$26.29	$18.23	$15.57	$25.56	$28.34
Income from Investment Operations:
Net investment income (loss)[1]	0.03 [4]	0.03 [5]	(0.06)	(0.01)	(0.03)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments[1]	3.80	4.23	(2.13)	8.10	2.69	(9.96)	0.36
Total from investment operations	3.83	4.26	(2.19)	8.09	2.66	(9.99)	0.29
Less Distributions to Shareholders from:
Net investment income	—	(0.04)	—	(0.03)	—	—	—
Net realized gain on investments	—	—	—	—	—	—	(3.07)
Total distributions to shareholders	—	(0.04)	—	(0.03)	—	—	(3.07)
Net Asset Value, End of Period	$32.15	$28.32	$24.10	$26.29	$18.23	$15.57 [11]	$25.56
Total Return[2]	13.52%[16]	17.70%	(8.33)%	44.38%[7,16]	17.08%	(39.08)%[11]	0.31%
Ratio of net expenses to average net assets (with offsets/reductions)	1.12%[12,17]	1.13%[13]	1.11%	1.10%[17]	1.11%	1.11%	1.09%
Ratio of expenses to average net assets (with offsets)	1.13%[12,17]	1.14%[13]	1.12%	1.11%[17]	1.11%	1.11%	1.09%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.19%[12,17]	1.21%[13]	1.20%	1.18%[17]	1.11%	1.11%	1.09%
Ratio of net investment income (loss) to average net assets[2]	0.22%[12,17]	0.13%[13]	(0.25)%	(0.05)%[17]	(0.14)%	(0.20)%	(0.28)%
Portfolio turnover	103%[16]	121%	127%	85%[7,16]	107%	148%	149%
Net assets at end of period (000’s omitted)	$128,470	$163,088	$138,115	$174,948	$155,574	$175,461	$307,962

Managers Cadence Mid-Cap Fund*

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2013	For the fiscal year ended May 31,		For the period from July 1, 2010,	For the fiscal year ended June 30,
Service Class	(unaudited)	2013††	2012	to May 31, 2011	2010	2009	2008
Net Asset Value, Beginning of Period	$29.02	$24.67	$26.87	$18.61	$15.88	$26.02	$28.76
Income from Investment Operations:
Net investment income (loss)[1]	0.06 [4]	0.08 [5]	(0.02)	0.02	0.00 #	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments[1]	3.89	4.32	(2.18)	8.28	2.73	(10.13)	0.36
Total from investment operations	3.95	4.40	(2.20)	8.30	2.73	(10.14)	0.33
Less Distributions to Shareholders from:
Net investment income	—	(0.05)	—	(0.04)	—	—	—
Net realized gain on investments	—	—	—	—	—	—	(3.07)
Total distributions to shareholders	—	(0.05)	—	(0.04)	—	—	(3.07)
Net Asset Value, End of Period	$32.97	$29.02	$24.67	$26.87	$18.61	$15.88 [11]	$26.02
Total Return[2]	13.61%[16]	17.88%	(8.19)%	44.60%[7,16]	17.19%	(38.97)%[11]	0.45%
Ratio of net expenses to average net assets (with offsets/reductions)	0.97%[12,17]	0.98%[13]	0.96%	0.94%[17]	0.96%	0.96%	0.94%
Ratio of expenses to average net assets (with offsets)	0.98%[12,17]	0.99%[13]	0.97%	0.96%[17]	0.96%	0.96%	0.94%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.04%[12,17]	1.06%[13]	1.05%	1.02%[17]	0.99%	0.96%	0.94%
Ratio of net investment income (loss) to average net assets[2]	0.40%[12,17]	0.32%[13]	(0.09)%	0.11%[17]	0.01%	(0.04)%	(0.11)%
Portfolio turnover	103%[16]	121%	127%	85%[7,16]	107%	148%	149%
Net assets at end of period (000’s omitted)	$33,019	$65,393	$92,851	$129,964	$130,157	$129,640	$214,673

Managers Cadence Mid-Cap Fund*

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2013	For the fiscal year ended May 31,		For the period from July 1, 2010,	For the fiscal year ended June 30,
Institutional Class	(unaudited)	2013†††	2012	to May 31, 2011	2010	2009	2008
Net Asset Value, Beginning of Period	$30.18	$25.66	$27.88	$19.32	$16.44	$26.87	$29.54
Income from Investment Operations:
Net investment income[1]	0.10 [4]	0.15 [5,12]	0.04	0.08	0.05	0.04	0.04
Net realized and unrealized gain (loss) on investments[1]	4.05	4.50	(2.26)	8.58	2.83	(10.47)	0.36
Total from investment operations	4.15	4.65	(2.22)	8.66	2.88	(10.43)	0.40
Less Distributions to Shareholders from:
Net investment income	—	(0.13)	—	(0.10)	—	—	—
Net realized gain on investments	—	—	—	—	—	—	(3.07)
Total distributions to shareholders	—	(0.13)	—	(0.10)	—	—	(3.07)
Net Asset Value, End of Period	$34.33	$30.18	$25.66	$27.88	$19.32	$16.44 [11]	$26.87
Total Return[2]	13.75%[10,16]	18.20%	(7.96)%	44.87%[7,16]	17.52%	(38.82)%[11]	0.69%
Ratio of net expenses to average net assets (with offsets/reductions)	0.72%[12,17]	0.73%[13]	0.71%	0.70%[17]	0.71%	0.71%	0.69%
Ratio of expenses to average net assets (with offsets)	0.73%[12,17]	0.74%[13]	0.72%	0.71%[17]	0.71%	0.71%	0.69%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.79%[12,17]	0.81%[13]	0.80%	0.78%[17]	0.74%	0.71%	0.69%
Ratio of net investment income to average net assets[2]	0.64%[12,17]	0.56%[13]	0.15%	0.36%[17]	0.26%	0.21%	0.12%
Portfolio turnover	103%[16]	121%	127%	85%[7,16]	107%	148%	149%
Net assets at end of period (000’s omitted)	$191,531	$194,755	$234,346	$299,909	$292,232	$312,484	$522,366

Managers Cadence Emerging Companies Fund*

Financial Highlights

For a share outstanding throughout each fiscal period ended

	For the six
	months ended November 30, 2013	For the fiscal year ended May 31,		For the period from July 1, 2010,	For the fiscal year ended June 30,
Service Class	(unaudited)††††	2013	2012	to May 31, 2011	2010	2009	2008
Net Asset Value, Beginning of Period	$26.84	$20.39	$21.88	$13.73	$11.72	$16.32	$22.12
Income from Investment Operations:
Net investment loss[1]	(0.17)	(0.07)[5]	(0.24)	(0.12)	(0.12)	(0.11)	(0.19)
Net realized and unrealized gain (loss) on investments[1]	5.84	6.52	(1.25)	8.27	2.13	(4.49)	(2.86)
Total from investment operations	5.67	6.45	(1.49)	8.15	2.01	(4.60)	(3.05)
Distributions to Shareholders from:
Net Investment Income	—	—	—	—	—	—	(2.75)
Net Asset Value, End of Period	$32.51	$26.84	$20.39	$21.88	$13.73	$11.72	$16.32
Total Return[2]	21.13%[16]	31.63%	(6.81)%	59.36%[7,16]	17.15%	(28.19)%	(15.43)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.66%[14,17]	1.63%[15]	1.60%	1.66%[17]	1.67%	1.67%	1.75%
Ratio of expenses to average net assets (with offsets)	1.68%[14,17]	1.68%[15]	1.66%	1.67%[17]	1.67%	1.67%	1.75%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.91%[14,17]	1.99%[15]	1.98%	1.92%[17]	1.80%	1.67%	1.75%
Ratio of net investment loss to average net assets[2]	(1.13)%[14,17]	(0.31)%[15]	(1.16)%	(0.71)%[17]	(0.90)%	(0.91)%	(0.95)%
Portfolio turnover	63%[16]	101%	120%	93%[7,16]	129%	142%	140%
Net assets at end of period (000’s omitted)	$4,110	$3,184	$2,505	$4,706	$1,830	$13,866	$23,812

Managers Cadence Emerging Companies Fund*

Financial Highlights

For a share outstanding throughout each fiscal period ended

	For the six
	months ended	For the fiscal year ended May 31,		For the period	For the fiscal year ended June 30,
	November 30, 2013			from July 1, 2010,
Institutional Class	(unaudited)	2013	2012	to May 31, 2011	2010	2009	2008
Net Asset Value, Beginning of Period	$28.80	$21.81	$23.35	$14.62	$12.44	$17.28	$23.21
Income from Investment Operations:
Net investment loss[1]	(0.14)	(0.01)[5]	(0.20)	(0.04)	(0.11)	(0.08)	(0.14)
Net realized and unrealized gain (loss) on investments[1]	6.26	7.00	(1.34)	8.77	2.29	(4.76)	(3.04)
Total from investment operations	6.12	6.99	(1.54)	8.73	2.18	(4.84)	(3.18)
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	—	(2.75)
Net Asset Value, End of Period	$34.92	$28.80	$21.81	$23.35	$14.62	$12.44	$17.28
Total Return[2]	21.25%[10,16]	32.05%[10]	(6.60)%	59.71%[7,16]	17.52%	(28.01)%	(15.22)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.41%[14,17]	1.38%[15]	1.37%	1.41%[17]	1.42%	1.42%	1.50%
Ratio of expenses to average net assets (with offsets)	1.43%[14,17]	1.43%[15]	1.43%	1.42%[17]	1.42%	1.42%	1.50%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.66%[14,17]	1.74%[15]	1.73%	1.67%[17]	1.55%	1.42%	1.50%
Ratio of net investment loss to average net assets[2]	(0.89)%[14,17]	(0.05)%[15]	(0.94)%	(0.24)%[17]	(0.73)%	(0.65)%	(0.69)%
Portfolio turnover	63%[16]	101%	120%	93%[7,16]	129%	142%	140%
Net assets at end of period (000’s omitted)	$45,191	$36,123	$34,883	$65,222	$55,166	$67,382	$206,444

Notes  to Financial Highlights (unaudited)

The following should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	At the start of business on September 27, 2010, the Predecessor Funds, each a series of the Allianz Funds, were re-organized into a respective series of the Managers Funds.
#	Rounds to less than $0.01 per share or 0.01%.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.00), $0.03, and $0.06 for Managers Cadence Mid-Cap Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.08, and $0.13 for Managers Cadence Capital Appreciation Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, $(0.11), $(0.06), and $0.01 for Managers Cadence Mid-Cap Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.25) and $(0.31) for Managers Cadence Emerging Companies Fund’s Institutional Class and Service Class shares, respectively.
[6]	Capital contribution from an Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Investor Class, Institutional Class and Service Class, by $0.13 per share and 0.72%, $0.13 per share and 0.70% and $0.13 per share and 0.66%, respectively.
[7]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.
[8]	Includes non-routine extraordinary expenses amounting to 0.006%, 0.006%, and 0.006% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.022%, 0.004%, and 0.003% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[10]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[11]	Capital contribution from an Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Investor Class, Institutional Class and Service Class, by $0.21 per share and 0.83%, $0.22 per share and 0.82% and $0.21 per share and 0.81%, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.007%, 0.006%, and 0.007% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.015%, and 0.016% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[14]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for the Institutional Class and Administrative Class, respectively.
[15]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Institutional Class and Administrative Class, respectively.
[16]	Not annualized.
[17]	Annualized.

Notes to Financial Statements

November 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers Cadence Capital Appreciation Fund (“Capital Appreciation”), Managers Cadence Mid-Cap Fund (“Mid-Cap”) and Managers Cadence Emerging Companies Fund (“Emerging Companies”), each a “Fund” and collectively the “Funds.”

Effective December 1, 2012, Class A shares and Administrative Class shares of Capital Appreciation and Mid-Cap were renamed Investor Class shares and Service Class shares, respectively. On November 30, 2012 at the close of business, all outstanding Class B shares, Class C shares, Class D shares and Class R shares of Capital Appreciation and Mid-Cap were automatically converted to a number of full and/or fractional Investor Class shares equal in value to Class B shares, Class C shares, Class D shares and Class R shares of each respective Fund. On November 30, 2012 at the close of business, all outstanding Class P shares of Capital Appreciation and Mid-Cap were automatically converted to a number of full and/ or fractional Institutional Class shares equal in value to Class P shares of each respective Fund.

Effective October 1, 2013, Administrative Class shares of Emerging Companies were renamed Service Class shares.

Capital Appreciation and Mid-Cap offer Investor Class shares, Service Class shares and Institutional Class shares. Emerging Companies offers Service Class shares and Institutional Class shares. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that each Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended November 30, 2013, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Capital Appreciation - $16,666 or 0.02%, Mid-Cap - $25,233 or 0.01% and Emerging Companies - $4,334 or 0.02%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended November 30, 2013, the custodian expense was not reduced.

Overdrafts fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013 the rate was 2% above the effective Federal Funds rate. For the six months ended November 30, 2013, overdraft fees for Capital Appreciation, Mid-Cap and Emerging Companies equaled $49, $23 and $0, respectively.

The Trust filed a proxy statement with the SEC to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy were treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are primarily due to differing treatments for losses deferred due to wash sales and REITs. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

Notes to Financial Statements (continued)

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns as of May 31, 2013 and for all open tax years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred.

As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of November 30, 2013, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
Fund	Short-Term	Long-Term	May 31,
Capital Appreciation
(Pre-Enactment)	$97,431,282	—	2018

Mid-Cap
(Pre-Enactment)	$38,382,203	—	2018

Emerging Companies
(Pre-Enactment)	$15,539,286	—	2017
(Pre-Enactment)	19,911,987	—	2018

	$35,451,273	—

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. For the six month ended November 30, 2013, (unaudited) and the fiscal year ended May 31, 2013, the capital stock transactions by class for Capital Appreciation, Mid-Cap and Emerging Companies were:

	Capital Appreciation
	November 30, 2013		May 31, 2013
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	40,047	$829,980	14,850,607	$256,903,694
Reinvestment of distributions	—	—	125,424	2,182,376
Cost of shares repurchased	(528,677)	(10,830,061)	(14,675,031)	(271,867,742)

Net increase (decrease)†	(488,630)	$(10,000,081)	301,000 [1]	$(12,781,672)[1]

Class B:
Cost of shares repurchased	—	—	(202,055)	$(3,131,899)

Net decrease	—	—	(202,055)[2]	$(3,131,899)[2]

Class C:
Proceeds from sale of shares	—	—	2,261	$34,764
Cost of shares repurchased	—	—	(1,471,267)	(22,797,068)

Net decrease	—	—	(1,469,006)[3]	$(22,762,304)[3]

Class D:
Proceeds from sale of shares			1,578,176	$26,657,416
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	—	—	(25,576,240)	(427,531,566)

Net decrease	—	—	(23,998,064)[4]	$(400,874,150)[4]

Notes to Financial Statements (continued)

Service Class:
Proceeds from sale of shares	363,615	$7,347,629	197,748	$3,533,686
Reinvestment of distributions	—	—	17,736	311,626
Cost of shares repurchased	(297,886)	(6,088,490)	(1,469,365)	(26,257,672)

Net increase (decrease)	65,729	$1,259,139	(1,253,881)[5]	$(22,412,360)[5]

Institutional Class:
Proceeds from sale of shares	47,754	$1,023,384	457,149	$8,391,229
Reinvestment of distributions	—	—	22,111	399,554
Cost of shares repurchased	(227,201)	(4,815,044)	(3,614,271)	(66,512,135)

Net decrease††	(179,447)	$(3,791,660)	(3,135,011)[6]	$(57,721,352)[6]

Class P:
Proceeds from sale of shares	—	—	1,218	$21,355
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	—	—	(148,011)	(2,665,941)

Net decrease			(146,793)[6]	$(2,644,586)[6]

Class R:
Proceeds from sale of shares	—	—	11,667	$197,091
Cost of shares repurchased	—	—	(199,325)	(3,483,192)

Net decrease	—	—	(187,658)[7]	$(3,286,101)[7]

†	For the fiscal year ended May 31, 2013, 1,574,267 shares and $27,620,035 are included due to the conversion of Class B shares, Class C shares, Class D shares and Class R shares into Investor Class shares.
††	For the fiscal year ended May 31, 2013, 111,764 shares and $2,037,610 are included due to the conversion of Class P shares into Institutional Class shares.
[1]	Effective December 1, 2012, all Class A shares were renamed Investor Class shares.
[2]	Effective December 1, 2012, all Class B shares converted to Investor Class shares.
[3]	Effective December 1, 2012, all Class C shares converted to Investor Class shares.
[4]	Effective December 1, 2012, all Class D shares converted to Investor Class shares.
[5]	Effective December 1, 2012, all Administrative Class shares were renamed Service Class shares.
[6]	Effective December 1, 2012, all Class P shares converted to Institutional Class shares.
[7]	Effective December 1, 2012, all Class R shares converted to Investor Class shares.

	Mid-Cap
	November 30, 2013		May 31, 2013
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	166,159	$4,953,635	2,020,964	$51,315,892
Reinvestment of distributions	—	—	9,532	238,877
Cost of shares repurchased	(1,928,313)	(55,793,860)	(2,003,856)	(52,176,269)

Net increase (decrease)†	(1,762,154)	$(50,840,225)	26,640 [1]	$(621,500)[1]

Class B:
Cost of shares repurchased	—	—	(244,715)	$(5,378,877)

Net decrease	—	—	(244,715)[2]	$(5,378,877)[2]

Class C:
Proceeds from sale of shares	—	—	4,110	$88,792
Cost of shares repurchased	—	—	(717,166)	(15,791,793)

Net decrease			(713,056)[3]	$(15,703,001)[3]

Notes to Financial Statements (continued)

Class D:
Proceeds from sale of shares	—	—	36,069	$892,875
Cost of shares repurchased	—	—	(1,508,249)	(36,775,625)

Net decrease	—	—	(1,472,180)[4]	$(35,882,750)[4]

Service Class:
Proceeds from sale of shares	45,409	$1,388,545	180,739	$4,754,412
Reinvestment of distributions	—	—	6,306	161,818
Cost of shares repurchased	(1,297,058)	(39,193,886)	(1,697,900)	(44,624,658)

Net decrease	(1,251,649)	$(37,805,341)	(1,510,855)[5]	$(39,708,428)[5]

Institutional Class:
Proceeds from sale of shares	250,787	$7,935,434	915,355	$25,038,057
Reinvestment of distributions	—	—	37,548	1,000,654
Cost of shares repurchased	(1,124,399)	(35,042,203)	(3,631,813)	(101,142,571)

Net decrease††	(873,612)	$(27,106,769)	(2,678,910)[6]	$(75,103,860)[6]

Class P:
Proceeds from sale of shares	—	—	8,340	$221,826
Cost of shares repurchased	—	—	(91,936)	(2,460,563)

Net decrease	—	—	(83,596)[6]	$(2,238,737)[6]

Class R:
Proceeds from sale of shares	—	—	34,241	$844,294
Cost of shares repurchased	—	—	(635,523)	(15,957,677)

Net decrease	—	—	(601,282)[7]	$(15,113,383)[7]

†	For the fiscal year ended May 31, 2013, 1,624,936 shares and $41,125,517 are included due to the conversion of Class B shares, Class C shares, Class D shares and Class R shares into Investor Class shares.
††	For the fiscal year ended May 31, 2013, 78,958 shares and $2,132,183 are included due to the conversion of Class P shares into Institutional Class shares.
[1]	Effective December 1, 2012, all Class A shares were renamed Investor Class shares.
[2]	Effective December 1, 2012, all Class B shares converted to Investor Class shares.
[3]	Effective December 1, 2012, all Class C shares converted to Investor Class shares.
[4]	Effective December 1, 2012, all Class D shares converted to Investor Class shares.
[5]	Effective December 1, 2012, all Administrative Class shares were renamed Service Class shares.
[6]	Effective December 1, 2012, all Class P shares converted to Institutional Class shares.
[7]	Effective December 1, 2012, all Class R shares converted to Investor Class shares.

	Emerging Companies
	November 30, 2013		May 31, 2013
	Shares	Amount	Shares	Amount
Service Class:
Proceeds from sale of shares	23,432	$693,077	37,867	$873,182
Cost of shares repurchased	(15,587)	(451,926)	(42,169)	(933,053)

Net increase (decrease)†	7,845	$241,151	(4,302)	$(59,871)

Institutional Class:
Proceeds from sale of shares	123,976	$3,882,142	104,748	$2,632,924
Cost of shares repurchased	(84,147)	(2,636,675)	(449,613)	(10,603,034)

Net increase (decrease)	39,829	$1,245,467	(344,865)	$(7,970,110)

†	Effective October 1, 2013, all Administrative Class shares were renamed Service Class shares.

Notes to Financial Statements (continued)

At November 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Funds as follows: Capital Appreciation – two collectively own 20%; Mid-Cap – two collectively own 52% and Emerging Companies – five collectively own 52%. Transactions by these shareholders may have a material impact on the respective Funds.

h.	Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At November 30, 2013, the market value of repurchase agreements outstanding for Capital Appreciation, Mid-Cap and Emerging Companies was $1,630,551, $5,739,572 and $468,609, respectively.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors the subadvisors’ investment performance, security holdings, and investment strategies. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended November 30, 2013, the annual investment management fee rates, as a percentage of average daily net assets, were as follows:

Capital Appreciation	0.45%
Mid-Cap	0.45%
Emerging Companies	1.25%

The Investment Manager has contractually agreed, through October 1, 2014, to waive management fees and and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Capital Appreciation, Mid-Cap and Emerging Companies to 0.72%, 0.72% and 1.42%, respectively, of each Fund’s average daily net assets.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed each Fund’s expense cap. For the six months ended November 30, 2013, each Fund’s components of reimbursement are detailed in the following chart:

	Capital Appreciation	Mid-Cap	Emerging Companies
Reimbursement Available - 5/31/13	$1,443,136	$1,226,735	$412,521
Additional Reimbursements	98,139	107,350	51,305
Expired Reimbursements	(29,703)	(42,557)	(38,971)

Reimbursement Available - 11/30/13	$1,511,572	$1,291,528	$424,855

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the aggregate annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares and through November 30, 2012 Class B shares, Class C shares, Class D shares and Class R shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25%

34

Notes to Financial Statements (continued)

annually of each Fund’s daily net assets attributable to the Investor Class shares and 1.00% annually through November 30, 2012 for Class B shares and Class C shares, 0.25% annually through November 30, 2012 for Class D shares and 0.50% annually through November 30, 2012 for Class R shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees.”) Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and servicing services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended November 30, 2013, were as follows:

	Maximum Amount	Actual Amount
Fund	Allowed	Incurred
Capital Appreciation
Investor Class	0.15%	0.15%
Service Class	0.25%	0.25%
Mid-Cap
Investor Class	0.15%	0.15%
Service Class	0.25%	0.25%
Emerging Companies
Service Class	0.25%	0.25%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended November 30, 2013, the following Funds either borrowed from or lent to other Managers Funds: Mid-Cap borrowed varying amounts not exceeding $2,137,938 for ten days paying interest of $162. The interest amount is included in the Statement of Operations as miscellaneous expense. Emerging Companies lent $1,442,650 for three days earning interest of $31. The interest amount is included in the Statement of Operations as interest income. At November 30, 2013, the Funds had no loans outstanding.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended November 30, 2013, were as follows:

Fund	Purchases	Sales
Capital Appreciation	$44,677,631	$52,281,347
Mid-Cap	369,723,602	487,401,937
Emerging Companies	28,322,772	26,340,216

The Funds had no purchases or sales of U.S. Government obligations during the six months ended November 30, 2013.

4.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds have not had prior claims or losses and expect the risk of material loss to be remote.

Notes to Financial Statements (continued)

6.	Master Netting Agreements

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. The following table is a summary of the Funds’ open securities lending and repurchase agreements which are subject to a master netting agreement as of November 30, 2013.

		Gross Amounts Offset in the Statement of	Net Amounts of Assets Presented in the Statement of	Gross Amount Not Offset In the Statement of Assets and Liabilities
	Gross Amounts of	Assets and	Assets and	Financial	Cash Collateral
Fund	Recognized Assets	Liabilities	Liabilities	Instruments	Received	Net Amount
Capital Appreciation
Securities lending	$1,617,955	—	$1,617,955	—	$1,617,955	—
Repurchase agreements	1,630,551	—	1,630,551	$1,630,551	—	—

Total	$3,248,506	—	$3,248,506	$1,630,551	$1,617,955	—

Mid-Cap
Securities lending	$5,596,309	—	$5,596,309	—	$5,596,309	—
Repurchase agreements	5,739,572	—	5,739,572	$5,739,572	—	—

Total	$11,335,881	—	$11,335,881	$5,739,572	$5,596,309	—

Emerging Companies
Securities lending	$457,411	—	$457,411	—	$457,411	—
Repurchase agreements	468,609	—	468,609	$468,609	—	—

Total	$926,020	—	$926,020	$468,609	$457,411	—

7.	Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

On June 20-21, 2013, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund and Managers Cadence Mid-Cap Fund (each a “Fund”) and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 20-21, 2013, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation a review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of each Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional Subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional Subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also

37

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and the Subadvisor’s Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Funds, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Funds, which bear the Subadvisor’s name. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by the Subadvisor to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund.

Managers Cadence Capital Appreciation Fund

Fund Performance.

Among other information relating to the Fund’s performance (including the Fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance and any actions being taken to address such performance. The Trustees noted the impact of the Fund’s underperformance in 2008 and 2009 on the Fund’s longer-term performance. The Trustees concluded that the Fund’s performance is being addressed.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through

38

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

October 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees noted that, effective December 1, 2012, the Fund’s share class structure was revised to better conform to the Investment Manager’s platform share class structure. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

Managers Cadence Emerging Companies Fund

Fund Performance.

Among other information relating to the Fund’s performance (including the Fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was above, above, above and below, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell Microcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance and noted that the Fund ranked in the top 1% of the Peer Group for the 3-year period. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.42%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Board also took into account the current size of the Fund and the Peer Group in which the Fund is placed. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

Managers Cadence Mid-Cap Fund

Fund Performance.

Among other information relating to the Fund’s performance (including the Fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell Midcap® Growth Index. The Trustees also took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and any actions being taken to address such performance. The Trustees also noted the impact of the Fund’s recent underperformance and underperformance in 2009 on its longer-term performance and noted that the Fund’s performance was relatively in-line with the Fund Benchmark during 2008, 2010 and 2011. The Trustees concluded that the Fund’s performance is being addressed.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees noted that, effective December 1, 2012, the Fund’s share class structure was revised to better conform to the Investment Manager’s platform share class structure. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 20-21, 2013, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

39

Proxy Results

A special meeting of shareholders of The Managers Funds was held on July 2, 2013. With respect to the proposals to amend certain “fundamental” investment restrictions of the Funds: for Managers Cadence Emerging Companies, the meeting was adjourned to August 20, 2013; for Managers Capital Appreciation Fund, the meeting was adjourned to August 20, 2013, and October 22, 2013, and did not pass; and for Managers Cadence Mid-Cap Fund, the proposals did not pass. On July 2, 2013, the proposals to amend and restate the declaration of trust did not pass. The proposals and results of the votes are summarized below.

	All Funds in Trust
	For	Withheld
	(in $NAV, rounded to the nearest dollar)
The Managers Funds
Election of Directors
Bruce Bingham	$65,917,039	$1,383,823
William E. Chapman, II	65,845,907	1,383,823
Edward J. Kaier	65,890,088	1,410,774
Steven J. Paggioli	65,893,710	1,407,152
Erik Rakowski	65,933,611	1,367,251
Thomas R. Schneeweis	65,859,260	1,441,603
Christine C. Carsman	65,864,037	1,436,825
Kurt Keilhacker	65,831,496	1,469,366
Richard F. Powers III	65,677,238	1,623,624
Victoria Sassine	65,719,903	1,580,960

	Managers Cadence Emerging Companies Fund
	For	Against	Abstain	Broker Non-Votes
	(in $NAV, rounded to the nearest dollar)
To amend “fundamental” restrictions of the Funds with respect to:
Issuance of Senior Securities	$512,340	$26,339	$7,228	$153,258
Borrowing	511,949	26,485	7,473	153,258
Lending	511,734	26,700	7,473	153,258
The Underwriting of Securities	512,276	26,257	7,374	153,258
Purchasing and Selling Commodities	515,415	23,118	7,374	153,258
Purchasing and Selling Real Estate	513,109	25,570	7,228	153,258
Diversification of Investments	516,098	22,581	7,228	153,258
Concentrating Investments in a Particular Industry	513,106	25,427	7,374	153,258

	Managers Cadence Capital Appreciation Fund
	For	Against	Abstain	Broker Non-Votes
	(in $NAV, rounded to the nearest dollar)
To amend “fundamental” restrictions of the Funds with respect to:
Issuance of Senior Securities	$2,899,611	$169,587	$140,630	$776,891
Borrowing	2,880,633	186,748	142,447	776,891
Lending	2,889,776	180,745	139,307	776,891
The Underwriting of Securities	2,887,755	174,560	147,513	776,891
Purchasing and Selling Commodities	2,890,644	173,023	146,161	776,891
Purchasing and Selling Real Estate	2,895,222	173,533	141,074	776,891
Diversification of Investments	2,918,354	153,876	137,598	776,891
Concentrating Investments in a Particular Industry	2,889,584	176,091	144,154	776,891

Proxy Results (continued)

	Managers Cadence Mid-Cap Fund
	For	Against	Abstain	Broker Non-Votes
	(in $NAV, rounded to the nearest dollar)
To amend “fundamental” restrictions of the Funds with respect to:
Issuance of Senior Securities	$1,974,781	$100,847	$64,979	$1,915,066
Borrowing	1,968,769	105,236	66,601	1,915,066
Lending	1,977,174	98,353	65,079	1,915,066
The Underwriting of Securities	1,974,550	100,971	65,085	1,915,066
Purchasing and Selling Commodities	1,968,201	106,353	66,053	1,915,066
Purchasing and Selling Real Estate	1,967,639	108,833	64,135	1,915,066
Diversification of Investments	1,983,246	95,603	61,758	1,915,066
Concentrating Investments in a Particular Industry	1,967,745	106,176	66,686	1,915,066

	Managers Cadence Emerging Companies Fund
	For	Against	Abstain	Broker Non-Votes
	(in $NAV, rounded to the nearest dollar)
To amend and restate the Agreement and Declaration of the Trust relating to:
Declaration of Trust Amendment Procedures	$200,749	$18,301	$6,558	$171,950
Merger, Consolidation, Sale of Assets and Termination of Trust, Series or Classes	200,020	18,099	7,489	171,950
Other Changes	200,020	18,099	7,489	171,950

	Managers Cadence Capital Appreciation Fund
	For	Against	Abstain	Broker Non-Votes
	(in $NAV, rounded to the nearest dollar)
To amend and restate the Agreement and Declaration of the Trust relating to:
Declaration of Trust Amendment Procedures	$1,415,586	$56,329	$114,267	$1,004,727
Merger, Consolidation, Sale of Assets and Termination of Trust, Series or Classes	1,398,841	71,449	115,891	1,004,727
Other Changes	1,395,210	68,147	122,825	1,004,727

	Managers Cadence Mid-Cap Fund
	For	Against	Abstain	Broker Non-Votes
	(in $NAV, rounded to the nearest dollar)
To amend and restate the Agreement and Declaration of the Trust relating to:
Declaration of Trust Amendment Procedures	$1,979,962	$88,165	$72,480	$1,915,066
Merger, Consolidation, Sale of Assets and Termination of Trust, Series or Classes	1,946,370	120,748	73,488	1,915,066
Other Changes	1,941,170	120,210	79,226	1,915,066

	All Funds in Trust
	For	Against	Abstain	Broker Non-Votes
	(in $NAV, rounded to the nearest dollar)
To amend and restate the Agreement and Declaration of the Trust relating to:
Declaration of Trust Amendment Procedures	$44,576,200	$1,298,370	$1,144,841	$20,281,451
Merger, Consolidation, Sale of Assets and Termination of Trust, Series or Classes	43,853,835	2,022,968	1,142,608	20,281,451
Other Changes	43,838,090	2,045,006	1,136,168	20,281,451

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Cadence Capital Management LLC

265 Franklin Street, 11th Floor

Boston, MA 02110

Distributor

Managers Distributors, Inc.

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt Keilvacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

MANAGERS FUNDS

EQUITY FUNDS	BALANCED FUNDS

BRANDYWINE

BRANDYWINE BLUE

BRANDYWINE ADVISORS MIDCAP GROWTH

Friess Associates, LLC

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

CenterSquare Investment Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN

YACKTMAN FOCUSED

Yacktman Asset Management LP

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

GW&K FIXED INCOME

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Amundi Smith Breeden LLC

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	January 27, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	January 27, 2014